Shareholders' equity - Authorized capital (Details) € in Thousands	Jul. 14, 2023 EUR (€) item
Authorized capital 2020/I
Shareholders' equity
Minimum number of occasions management board is authorized to increase share capital | item	1
Maximum increase in authorized capital | €	€ 35,000
Minimum share capital attributable to shares issued with exclusion of subscription rights for exercise of authorization to exclude subscription rights	10.00%
Authorized capital 2020/II
Shareholders' equity
Minimum number of occasions management board is authorized to increase share capital | item	1
Maximum increase in authorized capital | €	€ 25,000
Minimum share capital attributable to shares issued with exclusion of subscription rights for authorization to exclude subscription rights	10.00%
Minimum share capital attributable to shares issued with exclusion of subscription rights for exercise of authorization to exclude subscription rights	10.00%